DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net income (loss) attributable to TPT Shareholders	$ 4,936,103	$ (1,398,754)	$ 1,604,217	$ (2,789,055)	$ (10,418,949)	$ (61,496,885)
Adjustment	(6,229,247)	0	(3,629,506)	0
Adjusted net income (loss) attributable to TPT shareholders	(1,293,144)	(1,398,754)	(2,025,289)	(2,789,055)
Weighted Average number of common shares outstanding	3,201,818,575	1,723,749,021	2,976,711,341	1,615,825,684	1,781,846,679	980,582,964
Shares computed on if converted basis	20,432,639,139	0	19,164,183,030	0
Total number of shares on fully diluted basis	23,634,457,714	1,723,749,021	22,140,894,371	1,615,825,684
Fully diluted earnings per share	$ 0.00	$ (0.00)	$ 0.00	$ (0.00)